UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Unaudited Quarterly Financial Statements
The unaudited quarterly financial information for each of the quarters in the year ended December 31, 2015 is presented below:

(Dollars in thousands, except per share data)	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
	As restated	As restated	As restated
Total revenues	$123,286	$102,822	$112,655	$123,634
Net income	$19,865	$(43,695)	$27,483	$19,145
Earnings per share — Basic	$0.47	$(1.06)	$0.66	$0.47
Earnings per share — Diluted	$0.47	$(1.06)	$0.66	$0.47

The unaudited quarterly financial information for each of the quarters in the year ended December 31, 2014 is presented below:

(Dollars in thousands, except per share data)	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	As restated	As restated	As restated	As restated
Total revenues	$94,320	$108,566	$102,374	$120,288
Net income	$7,653	$21,746	$13,471	$17,314
Earnings per share — Basic	$0.17	$0.52	$0.32	$0.41
Earnings per share — Diluted	$0.17	$0.52	$0.32	$0.41